SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The Company’s condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”).

The Company consolidates those entities where it has a direct and indirect controlling financial interest based on either a variable interest model or voting interest model. The Company’s condensed consolidated financial statements include the accounts of the Company, its two wholly-owned subsidiaries and a variable interest entity (“VIE”), Gelesis S.r.l., in which the Company has a controlling interest and is the primary beneficiary. The noncontrolling interest attributable to the Company’s VIE is presented as a separate component from stockholders’ equity (deficit) in the condensed consolidated balance sheets and as a noncontrolling interest in the condensed consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity. All intercompany balances and transactions have been eliminated in consolidation. Under the variable interest model, a controlling financial interest is determined based on which entity, if any, has (i) the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance and (ii) the obligations to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. The consolidation status of a VIE may change as a result of such reassessments. Changes in consolidation status are applied prospectively in accordance with U.S. GAAP.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations or financial position.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reporting period. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Subsequent Event(s)

The Company considers events or transactions that occur after the balance sheet date but before the condensed consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company evaluated all events and transactions through the date these condensed consolidated financial statements were filed with the Securities and Exchange Commission (“SEC”) or were available to be issued.

Fair Value of Financial Instruments

The guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

The Company’s earnout liability, private placement warrants, and call option liability are recorded at fair value on a recurring basis. The carrying amount of accounts receivable, grants receivable, accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The carrying amount of notes payable is also considered to be a reasonable estimate of the fair value based on the nature of the debt and that the debt bears interest at the prevailing market rate for instruments with similar characteristics. The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described above.

Earnout Liability: In connection with the Business Combination, Legacy Gelesis equityholders received the right to receive additional common stock upon the achievement of certain earnout targets. As the earnout consideration contains a settlement provision that precludes it from being indexed to the Company’s stock, it is classified as a liability held at fair value in accordance ASC 815 and the instrument is adjusted to fair value at each reporting period. In determining the fair value of the earnout liability at inception and on a recurring basis, the Company utilizes the Monte Carlo simulation value model where the fair value of the earnout is the present value of a distribution of potential outcomes on a daily basis over the term of the earnout period.

Private Placement Warrant Liability: The Private Placement Warrants are recognized as liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities held at fair value and adjusts the instruments to fair value at each reporting period. In determining the fair value of the Private Placement Warrant liability, the Company utilized a modified Monte Carlo simulation value model at inception and on a recurring basis.

One Srl Call Option: In connection with the October 2020 amended agreement with One Srl, the Company granted One a contingent call option to buy back the 10% ownership that the Company acquired in the 2019 One Amendment. The One Srl call option was recorded as a liability held at fair value at the date of issuance and is remeasured at each subsequent reporting date with changes in fair value recorded in other income (expense) in the accompanying condensed consolidated statements of operations. Fair value is determined using a Black-Scholes option pricing model.

Revenue Recognition

Product Revenue

The Company commercializes Plenity in the U.S. markets principally through synergistic partnerships with online pharmacies and telehealth providers, which in turn sell Plenity directly to patients based on prescriptions. Outside the U.S., the Company primarily seeks collaborations with strategic partners to market Plenity and obtain necessary regulatory approvals as necessary.

Product revenue is recognized by the Company in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services when the customer obtains control of the product, which occurs at a point in time, when the product is received by the Company’s customers.

Reserves for Variable Consideration

Revenues from product sales are recorded as product revenue at the net sales price (transaction price), which includes estimates of variable consideration that are reimbursable to customers for which reserves are established and which result from (a) shipping charges to end-users, (b) pharmacy dispensing and platform fees, (c) merchant and processing fees, (d) promotional discounts offered by the Company to end-users, and (e) reserves for expected product quality returns. These reserves for contractual adjustments are based on the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to the customer) or a current liability (if the amount is payable to a party other than the customer). Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as the Company’s historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which the Company is entitled based on the terms of the contract(s). The amount of variable consideration that is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect net product revenue and earnings in the period such variances become known. The Company has no plan to seek government or commercial payor reimbursements in the US or the overseas markets. Therefore, reserves for variable consideration do not contain any components related to government and payor rebates or chargebacks.

Product Returns

The Company generally does not accept customer returns, except for product quality related cases. The Company evaluates quality related returns and adjusts the corresponding product warranty reserves and liabilities at least quarterly and at the end of each reporting period.

Stock-Based Compensation

Effective January 1, 2020, the Company accounts for all stock-based compensation awards granted to employees and non-employees in accordance with ASC 718, Compensation – Stock Compensation. The Company’s stock-based compensation consist primarily of stock options. The measurement date for share-based awards is the date of grant, and stock-based compensation costs are recognized as expense over the respective requisite service periods, which are typically the vesting period. The fair value of each stock option grant is estimated as of the date of grant using the Black-Scholes option-pricing model that requires management to apply judgment and make estimates, including:

●	exercise price: The exercise price is the fair market value on grant date, which shall mean the closing sale price of common stock, as reported on such market on that date (or if there are no market quotations for such date, the determination shall be made by reference to the last date preceding such date for which there are market quotations);
●	expected volatility: As the Company was previously a privately-owned company, there is not sufficient historical volatility for the expected term of the options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies for which historical information is available. For these analyses, the Company selects companies with comparable characteristics to itself including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its stock-based awards. The Company intends to consistently apply this process using representative companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available;
●	risk-free interest rate, which is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption;
●	expected term, which is calculated using the simplified method, as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, as the Company has insufficient historical information regarding its stock options to provide a basis for an estimate. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term of ten years and the weighted-average vesting term of the stock options, taking into consideration multiple vesting tranches;
●	dividend yield, which is zero based on the fact that the Company never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Since the adoption of ASU 2018-07 on January 1, 2020, the measurement date for non-employee awards is the date of grant without changes in the fair value of the award. Stock-based compensation costs for non-employees are recognized as expense over the vesting period. Stock-based compensation expense is classified in the condensed consolidated statements of operations based on the function to which the related services are provided. Forfeitures are recorded as they occur.

2.   Summary of Significant Accounting Policies

Basis of Presentation

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”).

The Company consolidates those entities where it has a direct and indirect controlling financial interest based on either a variable interest model or voting interest model. The Company’s consolidated financial statements include the accounts of the Company, its two wholly-owned subsidiaries and a variable interest entity (“VIE”), Gelesis S.r.l., in which the Company has a controlling interest and is the primary beneficiary. The noncontrolling interest attributable to the Company’s VIE is presented as a separate component from stockholders’ deficit in the consolidated balance sheets and as a noncontrolling interest in the consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholders’ deficit. All intercompany balances and transactions have been eliminated in consolidation. Under the variable interest model, a controlling financial interest is determined based on which entity, if any, has (i) the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance and (ii) the obligations to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. The consolidation status of a VIE may change as a result of such reassessments. Changes in consolidation status are applied prospectively in accordance with U.S. GAAP.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Subsequent Event(s)

The Company considers events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company evaluated all events and transactions through the date these financial statements were filed with the Security and Exchange Commission (“SEC”) or were available to be issued.

Fair Value of Financial Instruments

The guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

The Company’s tranche rights liability, preferred stock warrants, and call option liability (see Notes 3 and 11) are recorded at fair value on a recurring basis. The carrying amount of accounts receivable, grants receivable, accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The carrying amount of notes payable is also considered to be a reasonable estimate of the fair value based on the nature of the debt and that the debt bears interest at the prevailing market rate for instruments with similar characteristics. The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described below (see Note 3).

Preferred Stock Warrant Liability: The Company has recorded redeemable convertible preferred stock warrants issued to investors as liabilities as the terms of the warrants are not fixed due to potential adjustments in the exercise price and/or the number of shares issuable under the warrants, and because all of the redeemable convertible preferred stock warrants are exercisable for preferred shares. Redeemable convertible preferred stock warrants are initially recorded at fair value, with gains and losses arising from subsequent changes in fair value recognized in the consolidated statements of operations at each period end while such instruments are outstanding. The Company measures fair value of redeemable convertible preferred stock warrants using a Black-Scholes option pricing model (see Notes 3 and 14).

Tranche Rights Liability: The Company has recorded tranche rights issued to investors, which is a right of the investor to purchase additional shares of redeemable convertible preferred stock in connection with an initial issuance of the underlying shares at one or more subsequent closings at a fixed agreed upon price, as liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity. Tranche rights are initially recorded at fair value, with a corresponding offset recorded as a discount on the redeemable convertible preferred stock. Tranche rights are subsequently adjusted for settlement of the tranche rights upon issuance of the tranche shares, and from gains and losses arising from changes in fair value, which are recognized in the consolidated statements of operations at each period end while such instruments are outstanding. The Company initially measures the fair value of the tranche rights at the issuance date, and subsequently at each reporting date, using a Black-Scholes option pricing model (see Notes 3 and 14).

Noncontrolling Interests: The Company recognizes noncontrolling interest related to VIE’s, in which the Company is the primary beneficiary, as temporary equity in the consolidated financial statements separate from the shareholders’ equity. Changes in the shareholders’ ownership interest in a subsidiary that do not result in deconsolidation are treated as equity transactions if the parent entity retains its controlling financial interest. In addition, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

Cash Equivalents

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents. Cash equivalents, which consist of money market accounts purchased with original maturities of less than 90 days from the date of purchase, are stated at fair value.

Marketable Securities

The Companies classifies all investment securities as available-for-sale, as the sale of such securities may be required prior to maturity. These investment securities are carried at fair value, with unrealized gains and losses reported as accumulated other comprehensive loss until realized. The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion, as well as interest, are included in interest income. Realized gains and losses from sale of available-for-sale securities, if any, are determined on a specific identification basic and are also included in interest income.

The Company reviews all available-for-sale securities at each period end to determine if they remain available-for-sale based on then current intent and ability to sell the security if it is required to do so. Marketable securities are subject to a periodic impairment review. The Company may recognize an impairment charge when a decline in the fair value of investments below the cost basis is determined to be other-than-temporary. The Company did not have any marketable securities deemed to be impaired at December 31, 2020 and did not have any marketable securities at December 31, 2021.

Accounts Receivable

The Company extends credit to customers based upon contractual terms or its evaluation of the customer’s financial condition.

Customer accounts receivable are stated at amounts due net of applicable discounts and other contractual adjustments as well as an allowance for expected credit losses. The Company assesses the need for an allowance for expected credit losses based upon currently expected credit losses (“CECL”) by considering a number of factors, including the length of time trade accounts receivable are past due, the customer’s ability to pay its obligation and the condition of the general economy and the industry as a whole. The Company will write off accounts receivable when the Company determines that they are uncollectible. The Company has not historically experienced any collection issues or significant credit losses. Based on historical receipts and collections history, management has determined that an allowance for expected credit losses is not necessary at December 31, 2021 or 2020.

Government Grants

The Company recognizes grants from governmental agencies in other income on the consolidated statements of operations, gross of the expenditures that were related to the underlying project being co-funded by the grant, when there is reasonable assurance that the Company will comply with the conditions attached to the grant arrangement and payments under the grant will be received. The Company evaluates the conditions of each individual grant as of each reporting period to ensure that the Company has reached reasonable assurance of meeting the conditions of each grant arrangement and that it is expected that the grant payment will be received as a result of meeting the necessary conditions.

The Company has been awarded grants from government agencies in Italy for certain capital expenditures and expenses incurred for research and development work performed under specified programs conducted in Italy. The Company submits qualifying expenses and capital purchases for reimbursement under each specified program, which occurs after the Company has made the capital purchases and/or incurred the research and development costs. The Company records a grant receivable upon incurring such expenses, as approval and reimbursement are considered to be perfunctory once the qualifying program has been approved. Government grants are recognized in the consolidated statements of operations on a systematic basis over the periods in which the Company recognizes the related costs for which the government grant is intended to compensate. Specifically, grant income related to research and development costs is recognized as such expenses are incurred. Research and development costs that were incurred prior to the approval of a qualifying program are recognized as grant income immediately upon approval of the program by the grantor. Grant income related to qualifying capital purchases is recognized in proportion to the depreciation expense incurred on the underlying assets.

Deferred income related to capital purchases for which grant income will be recognized beyond twelve months from the balance sheet date is classified as long-term deferred income on the consolidated balance sheets and amortized to other income, net, over the same life of the related asset.

Inventory

The Company manufactures its own super-absorbent hydrogels used in Plenity® and other product candidates out of its own manufacturing facilities located in Italy. The packaging of the hydrogels is currently outsourced to contract packaging organizations for commercial and research and development purposes.

Inventories comprise raw materials, including raw materials for packaging components, work-in-process, and finished goods, which are goods that are available for sale. The Company states inventory at the lower of cost or net realizable value with the cost based on the first-in, first-out method. If the Company identifies excess, obsolete or unsalable items, it writes down its inventory to its net realizable value in the period in which the impairment is identified. These adjustments are recorded based upon various factors related to the product, including the level of product manufactured by the Company, the level of product in the distribution channel, current and projected demand, the expected shelf-life of the product and firm inventory purchase commitments. Significant shipping and handling costs incurred for inventory purchases are included in inventory and costs incurred for product shipments are recorded in cost of goods sold as incurred.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are charged to operations as incurred whereas major betterments are capitalized as additions to property and equipment. Depreciation and amortization begin at the time the asset is placed in service, and are recorded using the straight-line method over the estimated useful lives, as follows:

Asset Category	Useful Lives
Computer equipment and software	1 – 3 years
Laboratory and manufacturing equipment	2.5 – 8.3 years
Leasehold improvements	5 – 10 years, or the remaining term of lease, if shorter
Buildings and land improvements	18 – 20 years
Land	Not depreciated

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to the undiscounted expected future cash flows the assets are expected to generate and recognizes an impairment loss equal to the excess of the carrying value over the fair value of the related asset. For the years ended December 31, 2021 and 2020, there were no indicators of impairment.

Intangible Assets

Intangible assets with estimable useful lives, or definite-lived intangibles, are carried at cost and are amortized on a straight-line basis over their estimated useful lives and reviewed for impairment upon certain triggering events. We routinely review the remaining estimated useful lives of definite-lived intangible assets. If we reduce the estimated useful life assumption, the remaining unamortized balance is amortized over the revised estimated useful life.

Redeemable Convertible Preferred Stock

The Company has classified redeemable convertible preferred stock as temporary equity in the consolidated balance sheets due to certain change in control clauses that are outside of the Company’s control, including liquidation, sale, or transfer of control of the Company, as holders of the redeemable convertible preferred stock could cause redemption of the shares in these situations. The Company accretes the carrying values of the classes of redeemable convertible preferred stock that are mandatorily redeemable to the redemption values. The Company does not accrete the carrying values of the classes of redeemable convertible preferred stock that are not mandatorily redeemable to the redemption values since a liquidation event, sale, or transfer is not considered probable. Subsequent adjustments of the carrying values to the ultimate redemption values will be made only if and when it becomes probable that such a liquidation event will occur.

Leases

The Company determines if an arrangement is a lease at contract inception under ASC 842 — Leases. Operating lease assets represent a right to use an underlying asset for the lease term and operating lease liabilities represent an obligation to make lease payments arising from the lease. The Company recognizes operating lease assets and liabilities at the commencement date of the lease based upon the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. As the discount rate implicit in the leases was typically not readily determinable, the Company utilized the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. incremental borrowing rate (IBR).

The Company has elected to apply the practical expedient to account for lease and non-lease components as a single lease component for new and modified leases commencing after adoption election. The Company has also elected not to recognize leases with an initial term of 12 months or less on the consolidated balance sheets, instead, those lease payments are recognized in the consolidated statements of operations on a straight-line basis over the lease term.

Revenue Recognition

Product Revenue

The Company commercializes Plenity in the U.S. markets principally through synergistic partnerships with online pharmacies and telehealth providers, which in turn sell Plenity directly to patients based on prescriptions. Outside the U.S., the Company primarily seeks collaborations with strategic partners to market Plenity and obtain necessary regulatory approvals as necessary.

Product revenue is recognized by the Company in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services when the customer obtains control of the product, which occurs at a point in time, when the product is received by the Company’s customers.

Reserves for Variable Consideration

Revenues from product sales are recorded as product revenue at the net sales price (transaction price), which includes estimates of variable consideration that are reimbursable to customers for which reserves are established and which result from (a) shipping charges to end-users, (b) pharmacy dispensing and platform fees, (c) merchant and processing fees, (d) promotional discounts offered by the Company to end-users, and (e) reserves for expected product quality returns. These reserves for contractual adjustments are based on the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to the customer) or a current liability (if the amount is payable to a party other than the customer). Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as the Company’s historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which the Company is entitled based on the terms of the contract(s). The amount of variable consideration that is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect net product revenue and earnings in the period such variances become known. The Company has no plan to seek government or commercial payor reimbursements in the US or the overseas markets. Therefore, reserves for variable consideration do not contain any components related to government and payor rebates or chargebacks.

Product Returns

The Company generally does not accept customer returns, except for product quality related cases. The Company evaluates quality related returns and adjust the corresponding product warranty reserves and liabilities at least quarterly and at the end of each reporting period.

License and Collaboration Revenues

The Company recognizes revenue from product sales and collaboration arrangements in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect consideration it expects to be entitled to in exchange for the goods or services it transfers to the customer.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer and are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, the Company considers factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on its own or whether the required expertise is readily available, and whether the goods or services are integral or dependent to other goods or services in the contract. For performance obligations which consist of the Company’s materials, shipping and distribution activities occur prior to the transfer of control of the Company’s materials and are considered activities to fulfill the Company’s promise to deliver goods to the customers.

The Company has entered and anticipates to enter future license, collaboration and/or distribution agreements, which are within the scope of ASC 606, to manufacture and commercialize product(s). The terms of these agreements typically contain multiple promises or obligations, which may include: (i) manufacturing and supply of covered products, and (ii) regulatory support activities to be provided to the collaboration partner relating to the covered product(s). Payments to the Company under these agreements may include payments based upon the achievement of certain milestones and royalties on any resulting net product sales.

The Company first evaluates collaboration arrangements to determine whether the arrangement (or part of the arrangement) represents a collaborative arrangement pursuant to ASC Topic 808, Collaborative Arrangements, based on the risks and rewards and activities of the parties pursuant to the contractual arrangement. The Company accounts for collaborative arrangements (or elements within the contract that are deemed part of a collaborative arrangement), which represent a collaborative relationship and not a customer relationship, outside the scope of ASC 606. The Company’s collaborations primarily represent revenue arrangements. The Company uses judgment to determine whether milestones or other variable consideration, except for sales-based royalties, should be included in the transaction price. The transaction price is allocated to each performance obligation on a relative standalone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. The Company utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction and the estimated costs. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. As of and for the two years ended December 31, 2021, there were no performance obligations to be satisfied over time for recognition purposes.

Amounts received prior to revenue recognition are recorded as deferred income. Amounts expected to be recognized as revenue within the twelve months following the balance sheet date are classified as current portion of deferred income in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the twelve months following the balance sheet date are classified as deferred income, net of current portion. Amounts recognized as revenue, but not yet received or invoiced are generally recognized as contract assets.

Cost of goods sold

Cost of goods sold includes the cost of manufacturing our proprietary superabsorbent hydrogels for Plenity for which revenue was recognized during the period, as well as the associated costs for encapsulation, packaging, shipment, supply management and quality assurance. Expenses from royalty agreements on net product sales are also recognized as a component of cost of goods sold during the period in which the associated revenues are recognized. A portion of depreciation with respect to property and equipment directly utilized in manufacturing Plenity units is recognized as a component of cost of goods sold over the depreciable life of the asset.

Selling, General and Administrative Costs

Selling, general and administrative costs are expensed as incurred. Selling, general and administrative costs include sales and marketing costs incurred as a result of the commercialization of the Company’s products, payroll and personnel expense, stock-based compensation expense, and costs of programs and infrastructure necessary for the general conduct of the Company’s business.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs include payroll and personnel expense, stock-based compensation expense, consulting costs, external contract research and development expenses, as well as depreciation and utilities. Prepaid research and development costs are deferred and amortized over the service period, as the services are provided.

Stock-Based Compensation

Effective January 1, 2020, the Company accounts for all stock-based compensation awards granted to employees and non-employees in accordance with ASC 718, Compensation — Stock Compensation. The Company’s stock-based compensation consist primarily of stock options. The measurement date for share-based awards is the date of grant, and stock-based compensation costs are recognized as expense over the respective requisite service periods, which are typically the vesting period. The fair value of each stock option grant is estimated as of the date of grant using the Black-Scholes option-pricing model that requires management to apply judgment and make estimates, including:

●	exercise price: In determining the exercise prices for options granted, the Board of Directors has considered the fair value of the common stock as of each grant date. The fair value of the common stock underlying the stock options has been determined by the Board of Directors at each award grant date based upon the estimated fair value of the Company’s common stock as determined by an independent third-party valuation firm. The specialists at this valuation firm considered a variety of factors including the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current clinical and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s length sales of the Company’s capital stock (including Series Preferred), the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.
●	expected volatility: As the Company is a privately-owned company, there is not sufficient historical volatility for the expected term of the options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies for which historical information is available. For these analyses, the Company selects companies with comparable characteristics to itself including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its stock-based awards. The Company intends to consistently apply this process using representative companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available;
●	risk-free interest rate, which is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption;
●	expected term, which is calculated using the simplified method, as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, as the Company has insufficient historical information regarding its stock options to provide a basis for an estimate. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term of ten years and the weighted-average vesting term of the stock options, taking into consideration multiple vesting tranches;
●	dividend yield, which is zero based on the fact that the Company never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Prior to the adoption of Accounting Standards ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU No. 2018-07”), the measurement date for non-employee awards was generally the date the services were completed, resulting in financial reporting period adjustments to stock-based compensation during the vesting terms for changes in the fair value of the awards. Since the adoption of ASU 2018-07 on January 1, 2020, the measurement date for non-employee awards is the date of grant without changes in the fair value of the award. Stock-based compensation costs for non-employees are recognized as expense over the vesting period. Stock-based compensation expense is classified in the consolidated statements of operations based on the function to which the related services are provided. Forfeitures are recorded as they occur.

Income Taxes

The consolidated financial statements reflect provisions for federal, state, local and foreign income taxes. Deferred tax assets and liabilities are recognized based on temporary differences between the financial reporting and income tax basis of assets and liabilities using rates anticipated to be in effect when such temporary differences reverse. A change in tax rates is recognized in income in the period of the enactment date. A valuation allowance against net deferred tax assets is required if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company also assesses the probability that the positions taken or expected to be taken in its income tax returns will be sustained by taxing authorities. A “more likely than not” (more than 50%) recognition threshold must be met before a tax benefit can be recognized. Tax positions that are more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position, are reflected in the Company’s consolidated financial statements. Tax positions are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense.

Foreign Currency Translation

The financial statements of each of the Company’s subsidiaries with a functional currency other than the U.S. dollar are translated into U.S. dollars using period-end exchange rates for assets and liabilities, historical exchange rates for stockholders’ equity and weighted average exchange rates for operating results. Translation gains and losses are included in accumulated other comprehensive income (loss) in stockholders’ equity. Foreign currency transaction gains and losses are included in other (expense) income, net in the results of operations.

Concentrations of Credit Risk and Off -Balance-Sheet Risk

The Company has no significant off-balance-sheet risk such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash and cash equivalents, investments, accounts receivable and unbilled account receivables.

The Company’s cash balances, trade receivables, and grants receivable subject the Company to significant concentrations of credit risk. Periodically, the Company maintains deposits in government insured financial institutions in excess of government insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash. The Company’s grants receivable are due from government agencies, which the Company believes to have high credit quality. The Company has a limited number of commercial customers. The Company monitors the creditworthiness of customers to whom it grants credit terms and has not experienced any credit losses.

Earnings (Loss) per Share

The Company computes basic earnings (loss) per share by dividing income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the “two-class method”). The Company’s restricted stock and various series of preferred stocks participate in dividends declared by the Company and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. The Company computes diluted earnings (loss) per share after giving consideration to the dilutive effect of stock options and warrants that are outstanding during the period, except where such non-participating securities would be anti-dilutive.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer. The Company and the chief operating decision maker view the Company’s operations and manage its business as one operating segment. Geographically, the Company operates out of the U.S. and Italy. The corporate headquarters including the core functions of sales and marketing, medical affairs, research and development and general and administrative are located in the U.S., while substantially all of the Company’s manufacturing facilities and operations physically reside in Italy.

Recently Adopted Accounting Pronouncements

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13). The FASB has subsequently issued amendments to ASU 2016-13, which have the same effective and transition date of fiscal years beginning after December 15, 2019 for SEC filers other than small reporting companies, and fiscal years beginning after December 15, 2022 for all other entities. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and establish additional disclosures related to credit risks. For available-for-sale debt securities with unrealized losses, these standards now require allowances to be recorded instead of reducing the amortized cost of the investment.

The Company has adopted ASU No. 2016-13 as of January 1, 2021 and the impact of this standard was not material to the Company’s consolidated financial statements or related disclosures.

Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Marketable Securities Held in Trust Account

At December 31, 2021 and 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. The Company incurred offering costs amounting to $15,851,828 as a result of the Initial Public Offering, consisting of $5,520,000 of underwriting commissions, $9,660,000 of deferred underwriting commissions, and $671,828 of other offering costs. The offering costs were charged to temporary equity and additional paid-in capital upon the completion of the Initial Public Offering. Immediately thereafter, temporary equity was remeasured and an adjustment was recognized through additional paid in capital and accumulated deficit to adjust temporary equity to the redemption value.

Warrant Liabilities

The Company accounts for the Public Warrants (as defined in Note 2) and Private Placement Warrants (together with the Public Warrants, the “Warrants”) in accordance with the guidance contained in ASC 815-40, under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value in respect of each reporting period. This liability is subject to re-measurement at each balance sheet date until the Warrants are exercised, and any change in fair value is recognized in the consolidated statements of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a Monte Carlo simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrants’ quoted market price was used as the fair value as of each relevant date.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its shares of Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in capital and accumulated deficit.

At December 31, 2021 and 2020, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Remeasurement of carrying value to redemption value	26,667,374

Common stock subject to possible redemption, 12/31/20	276,033,447
Remeasurement of carrying value to redemption value	(33,447)
Common stock subject to possible redemption, 12/31/21	$276,000,000

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The effective tax rates differ from the statutory tax rate for the periods presented primarily due to the change in warrant valuation and the valuation allowance recorded on the Company’s net operating losses.

ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Loss Per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of common stock, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of common stock. Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Remeasurement associated with the redeemable shares of Class A common stock is excluded from loss per common share as the redemption value approximates fair value.

The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 21,320,000 shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2021 and 2020, the Company did not have any other dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended December 31,		For the Period from February 14, 2020
	2021		(Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

Recent Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.